Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford China Equities Fund

	Shares	Value
COMMON STOCKS — 95.5%
CHINA — 95.5%
Alibaba Group Holding Ltd.*	10,400	$141,926
Asymchem Laboratories Tianjin Co., Ltd., Class A	900	51,868
BeiGene Ltd. ADR*	207	39,040
Beijing United Information Technology Co., Ltd., Class A	1,400	24,590
BGI Genomics Co., Ltd., Class A	1,100	13,963
Bilibili, Inc., Class Z *	664	16,903
Burning Rock Biotech Ltd. ADR*	1,192	11,074
China Merchants Bank Co., Ltd., Class H	12,500	97,305
Contemporary Amperex Technology Co., Ltd., Class A	1,300	104,026
ENN Energy Holdings Ltd.	2,000	29,872
Estun Automation Co., Ltd., Class A	11,200	35,245
Fuyao Glass Industry Group Co., Ltd., Class H	5,600	22,737
Geely Automobile Holdings Ltd.	18,000	27,882
Glodon Co., Ltd., Class A	800	6,234
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	3,400	39,370
Haier Smart Home Co., Ltd., Class H	8,800	28,138
Hangzhou Robam Appliances Co., Ltd., Class A	4,400	20,143
Hangzhou Tigermed Consulting Co., Ltd., Class A	1,500	25,296
Huayu Automotive Systems Co., Ltd., Class A	10,000	31,273
HUTCHMED China Ltd. ADR*	291	5,506
JD.com, Inc., Class A *	3,419	97,151
KE Holdings, Inc. ADR*	578	7,150
Kingdee International Software Group Co., Ltd.*	14,000	30,673
Kingsoft Corp., Ltd.	5,600	17,840
Kuaishou Technology*	1,500	13,744
Kweichow Moutai Co., Ltd., Class A	400	107,761
Li Ning Co., Ltd.	7,500	63,685
LONGi Green Energy Technology Co., Ltd., Class A	2,500	28,186
Lufax Holding Ltd. ADR*	2,643	14,722
Medlive Technology Co., Ltd.*	8,000	7,984
Meituan, Class B *	4,300	81,459
Midea Group Co., Ltd., Class A	4,700	41,921
Minth Group Ltd.	6,000	14,620
NetEase, Inc. ADR	500	44,845
Pinduoduo, Inc. ADR*	384	15,402
Ping An Bank Co., Ltd., Class A	19,600	47,289
Ping An Insurance Group Co. of China Ltd., Class H	13,000	90,884
Pop Mart International Group Ltd.*	4,000	17,261
Proya Cosmetics Co., Ltd., Class A	1,100	32,580
SG Micro Corp., Class A	1,027	52,477
Shandong Sinocera Functional Material Co., Ltd., Class A	900	4,883
Shenzhen Inovance Technology Co., Ltd., Class A	5,800	51,787
Shenzhen Megmeet Electrical Co., Ltd., Class A	7,425	26,967
Shenzhou International Group Holdings Ltd.	2,900	38,286
Sinocare, Inc., Class A	4,200	12,316
Sungrow Power Supply Co., Ltd., Class A	1,000	16,772
Sunny Optical Technology Group Co., Ltd.	1,600	25,410
Tencent Holdings Ltd.	4,900	225,862
Tencent Music Entertainment Group ADR*	1,720	8,376
Topchoice Medical Corp., Class A *	1,000	22,436
Weichai Power Co., Ltd., Class H	14,000	21,944
WuXi AppTec Co., Ltd., Class H	2,600	40,622
Yatsen Holding Ltd. ADR*	2,224	1,527
Yifeng Pharmacy Chain Co., Ltd., Class A	1,700	10,681
Yonyou Network Technology Co., Ltd., Class A	6,800	24,447
Yunnan Energy New Material Co., Ltd., Class A	800	27,595
Zai Lab Ltd.*	3,480	15,971
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	13,600	35,418

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford China Equities Fund

	Shares	Value
CHINA (continued)
Zijin Mining Group Co., Ltd., Class H	28,000	$42,461
		2,253,786
Total Common Stocks (cost $3,030,383)		2,253,786
PARTICIPATORY NOTES — 2.2%
CHINA — 2.2%
Glodon Co., Ltd., expiring on 1/29/2026*	2,100	16,298
Shandong Sinocera Functional Material Co., Ltd., expiring on 11/11/2026*	6,700	36,515
		52,813
Total Participatory Notes (cost $64,393)		52,813
TOTAL INVESTMENTS — 97.7% (cost $3,094,776)		$2,306,599
Other assets less liabilities — 2.3%		53,176
NET ASSETS — 100.0%		$2,359,775

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford China Equities Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$215,299	$2,038,487	$—	$2,253,786
Participatory Notes**	—	52,813	—	52,813
Total	$215,299	$2,091,300	$—	$2,306,599

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.